Filed pursuant to Rule 497(e)

under the Securities Act of 1933, as amended

Registration File No.: 333-237048

STEWART INVESTORS WORLDWIDE LEADERS FUND

STEWARD INVESTORS GLOBAL EMERGING MARKETS LEADERS FUND

(each a “Fund”, together the “Funds”)

A SERIES OF DATUM ONE SERIES TRUST

Supplement dated August 22, 2025

to the Prospectus and Statement of Additional Information dated July 29, 2025

Effective immediately, Sashi Reddy is no longer a portfolio manager of the Stewart Investors Worldwide Leaders Fund and will be replaced by Nick Edgerton. The following changes are being made to the Prospectus and Statement of Additional Information (“SAI”) of the Funds to reflect the replacement of Mr. Reddy and appointment of Mr. Edgerton as portfolio manager of the Fund:

In the Prospectus, within the Fund Summary relating to the Stewart Investors Worldwide Leaders Fund, the subsection “Management of the Fund – Portfolio Manager” is deleted in its entirety and replaced with the following:

Portfolio Manager

Nick Edgerton

Lead Portfolio Manager

Length of Service: Since August 2025

In the Prospectus, within the Management of the Funds section, the “Portfolio Managers – Stewart Investors Worldwide Leaders Fund” subsection is deleted in its entirety and replaced with the following:

Stewart Investors Worldwide Leaders Fund

Nick Edgerton—Lead Portfolio Manager. Nick is a Senior Portfolio Manager at Stewart Investors and sits on the Stewart Investors Board. He joined the team in April 2012. Nick is lead manager of the Worldwide All Cap and Worldwide Leaders strategies. Nick has a Bachelor of Economics from Macquarie University, and a Master of Science with Distinction in Ecological Economics from the University of Edinburgh.

In the SAI, within the Portfolio Manager section, the “Other Accounts Managed – Stewart Investors Worldwide Leaders Fund” subsection is deleted in its entirety and replaced with the following:

Stewart Investors Worldwide Leaders Fund

Nick Edgerton*

	Number of Accounts		Assets Under Management
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	0	0	$0	$0
Other Pooled Investment Vehicles	3	0	$751,393,010	$0
Other Accounts	1	0	$114,447,681	$0

*Other Accounts Managed information provided as of June 30, 2025.

In the SAI, within the Portfolio Manager section, the “Ownership of Securities” subsection is deleted in its entirety and replaced with the following:

Ownership of Securities–The following table indicates for each Fund the dollar range of shares beneficially owned by the Funds’ portfolio managers as of July 1, 2025.

Fund and Portfolio Manager	Investment Range

Stewart Investors Worldwide Leaders Fund

Nick Edgerton*	None

Stewart Investors Global Emerging Markets Leaders Fund

Jack Nelson	None

*Ownership information provided as of June 30, 2025.

This Supplement and the Prospectus and SAI should be retained for future reference.